Earnings/(loss) per share (Tables)	6 Months Ended
Dec. 31, 2018
Earnings/(loss) per share
Schedule of earnings/(loss) per share

(a)Basic

	Three months ended 31 December		Six months ended 31 December
	2018	Restated(1) 2017	2018	Restated(1) 2017
Profit/(loss) for the period (£’000)	26,770	(19,697)	33,416	(10,127)
Class A ordinary shares (thousands)	40,526	40,195	40,526	40,195
Class B ordinary shares (thousands)	124,000	124,000	124,000	124,000
Basic earnings/(loss) per share (pence)	16.27	(12.00)	20.31	(6.17)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

(b)Diluted

	Three months ended 31 December		Six months ended 31 December
	2018	Restated(1) 2017	2018	Restated(1) 2017
Profit/(loss) for the period (£’000)	26,770	(19,697)	33,416	(10,127)
Class A ordinary shares (thousands)	40,526	40,195	40,526	40,195
Adjustment for assumed conversion into Class A ordinary shares (thousands)	137	390	137	390
Class B ordinary shares (thousands)	124,000	124,000	124,000	124,000
Diluted earnings/(loss) per share (pence) (2)	16.26	(12.00)	20.29	(6.17)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

(2) For the three and six months ended 31 December 2017 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce their loss per share, and hence have been excluded.